Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	$ 2,639	$ 5,115	$ 7,423	$ 18,369
Replacement Cost Profit (Loss) Before Interest And Taxation	2,566	5,085	7,382	18,317
Profit (loss) from operating activities	2,430	4,353	8,097	16,985
Finance costs	1,216	920	2,291	1,763
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	(40)	(61)	(81)	(119)
Profit (loss) before tax	1,254	3,494	5,887	15,341
UNITED STATES
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	1,545	2,244	3,155	5,319
Non-US
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	1,021	2,841	4,227	12,998
gas & low carbon energy
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	0	0	0	1
oil production & operations
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	1	0	0	1
customers & products
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	(137)	(732)	715	(1,334)
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	(315)	2,289	721	9,636
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	3,267	2,568	6,327	5,885
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	(133)	555	855	3,235
Other Business And Corporate, Non-Segment | Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	(180)	(297)	(480)	(387)
Consolidation adjustments and eliminations
Disclosure of operating segments [line items]
Consolidation adjustment - UPII	$ (73)	$ (30)	$ (41)	$ (52)